Property and Equipment, Net (Tables)	12 Months Ended
Feb. 28, 2018
Property Plant And Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As at
	February 28, 2017	February 28, 2018
	RMB	RMB	USD
Leasehold improvement	5,932	20,034	3,167
Motor vehicles	1,200	1,203	190
Electronic equipment	930	1,622	256
Office equipment & furniture	2,574	6,746	1,066
Less: accumulated depreciation	3,241	9,743	1,540
Property and equipment, net	7,395	19,862	3,139
Construction in progress	—	4,058	641
Total	7,395	23,920	3,780